LEASES	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASES
LEASES

The components of lease expenses were as follows:

2019
Operating lease cost	$9,610
Finance lease cost	345
Short-term lease cost	1,961
ROU asset impairment	877

Sublease income	(1,032)
Total lease expenses	$11,761

We have operating leases for offices, data centers and certain office equipment. Our leases have remaining lease terms of 0.2 year to 12.0 years. We sublease certain offices to third parties.

In the fourth quarter of 2019, we recorded a right-of-use asset impairment related to our office in France that we partially cease to use and sublease.

Supplemental Balance Sheet information related to leases was as follows:

2019
Operating Leases
Operating lease right-of-use assets	$25,609

Accounts payable and accrued liabilities	$5,933
Operating lease liabilities	25,154
Total operating lease liabilities	$31,087

Finance Leases
Property and equipment, gross	$1,383
Accumulated depreciation	(1,194)
Property and equipment, net	$189

Accounts payable and accrued liabilities	$379
Long-term obligations	208
Total finance lease liabilities	$587

Weighted Average Remaining Lease Term
Operating leases	7.1
Finance leases	1.6

Weighted Average Discount Rate
Operating leases	2.6%
Finance leases	3.5%

Supplemental cash flow information related to leases was as follows:

2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,860
Financing cash flow from finance leases	535

New lease assets obtained in exchange for lease liabilities (non-cash):
Operating leases	$6,782
Financing leases	38

Maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases	Total
2020	$6,069	$331	$6,400
2021	6,340	248	6,588
2022	4,985	8	4,993
2023	3,066	8	3,074
2024	2,191	3	2,194
Thereafter	12,014	—	12,014
Total lease payments	34,665	598	35,263
Less: imputed interest	(3,578)	(11)	(3,589)
Total lease liabilities	$31,087	$587	$31,674

LEASES
LEASES

The components of lease expenses were as follows:

2019
Operating lease cost	$9,610
Finance lease cost	345
Short-term lease cost	1,961
ROU asset impairment	877

Sublease income	(1,032)
Total lease expenses	$11,761

We have operating leases for offices, data centers and certain office equipment. Our leases have remaining lease terms of 0.2 year to 12.0 years. We sublease certain offices to third parties.

In the fourth quarter of 2019, we recorded a right-of-use asset impairment related to our office in France that we partially cease to use and sublease.

Supplemental Balance Sheet information related to leases was as follows:

2019
Operating Leases
Operating lease right-of-use assets	$25,609

Accounts payable and accrued liabilities	$5,933
Operating lease liabilities	25,154
Total operating lease liabilities	$31,087

Finance Leases
Property and equipment, gross	$1,383
Accumulated depreciation	(1,194)
Property and equipment, net	$189

Accounts payable and accrued liabilities	$379
Long-term obligations	208
Total finance lease liabilities	$587

Weighted Average Remaining Lease Term
Operating leases	7.1
Finance leases	1.6

Weighted Average Discount Rate
Operating leases	2.6%
Finance leases	3.5%

Supplemental cash flow information related to leases was as follows:

2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,860
Financing cash flow from finance leases	535

New lease assets obtained in exchange for lease liabilities (non-cash):
Operating leases	$6,782
Financing leases	38

Maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases	Total
2020	$6,069	$331	$6,400
2021	6,340	248	6,588
2022	4,985	8	4,993
2023	3,066	8	3,074
2024	2,191	3	2,194
Thereafter	12,014	—	12,014
Total lease payments	34,665	598	35,263
Less: imputed interest	(3,578)	(11)	(3,589)
Total lease liabilities	$31,087	$587	$31,674